EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Expenses are Presented in Statement of Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	$ 372	$ 384	$ 399
Cost of revenues [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	211	228	209
Research and development [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	57	62	90
Selling and marketing [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	16	13	18
General and administrative [Member]
Disclosure of defined benefit plans [line items]
Total employee benefit expenses	$ 88	$ 81	$ 82